                         SUPPLEMENT TO YOUR PROSPECTUS

HARTFORD HIGH YIELD HLS FUND
HARTFORD TOTAL RETURN BOND HLS FUND
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

Effective March 5, 2012, Wellington Management Company, LLP will replace Hartford Investment Management Company as sub-adviser for the Hartford High Yield HLS Fund, Hartford Total Return Bond HLS Fund, and Hartford U.S. Government Series HLS Fund.

Under the table in "The Funds" section of the prospectus, the information for the following funds is deleted and replaced with:

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income and growth of      HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-8128